Transactions with Related Parties: (Details) - Schedule of non current assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Non Current Assets Abstract
Short term loan to a related party (loan from Medigus to Gix Internet)		$ 1,265